Warrants (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2025	Nov. 06, 2024	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 14, 2024
Warrants [Line Items]
Public warrants shares (in Shares)				6,384,326
Warrants outstanding (in Shares)				5,256,218
Warrant term						5 years
Price per share						$ 3.89
Common stock issuances, net of transaction costs (in Shares)	2,375,000					2,000,000
Warrants to purchase shares (in Shares)			9,189,096
Exchanged warrants outstanding (in Shares)						159,307
Public Warrant [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)				1		1
Warrants exercise price						$ 11.5
Warrants outstanding (in Shares)						6,384,326
Warrant term				5 years
Number days after initial business combination						30 days
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)						5,256,218
Warrant [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)						1
Warrants exercise price						$ 0.01
Warrants outstanding (in Shares)				159,307
Notice period				30 days		30 days
Price per share				$ 10		$ 10
Exercise of warrant trading days				20 days		20 days
Trading days				30 days		30 days
Private Veea [Member]
Warrants [Line Items]
Warrants exercise price		$ 0.05				$ 10.19
Warrants exercised (in Shares)		79,654		3,880,000		3,880,000
Debt conversion, converted instrument, warrants . (in Shares)				0.01		0.01
Aggregate purchase price (in Dollars)		$ 3,983		$ 38,800		$ 38,800
Common stock issuances, net of transaction costs (in Shares)				21,798		21,798
August 2025 Public Offering Warrants [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)				1
Warrants exercise price								$ 1.1
Warrant term				5 years				5 years
Warrants exercised (in Shares)								9,189,096
Percentage of common warrant owned by holder				9.99%
Prior period notice from the holder				61 days
Percentage of acquisition on outstanding common stock				50.00%
Common Warrants [Member]
Warrants [Line Items]
Percentage of common warrant owned by holder				4.99%
Business Combination [Member]
Warrants [Line Items]
Common stock issuances, net of transaction costs (in Shares)						2,000,000
Business Combination [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price				$ 0.01
Business Combination [Member] | August 2025 Public Offering Warrants [Member]
Warrants [Line Items]
Percentage of voting power				50.00%
Common Warrants [Member] | Private Veea [Member]
Warrants [Line Items]
Warrants exercise price				$ 10.19
IPO [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price						$ 11.5
Common Stock [Member]
Warrants [Line Items]
Redemption price per warrant				18		$ 18
Common stock issuances, net of transaction costs (in Shares)					7,297	1,682,799	2,422,870
Fair market value per share				10	$ 10	$ 0.361
Common Stock [Member] | Public Warrant [Member]
Warrants [Line Items]
Warrants exercise price				$ 11.5
Common Stock [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Each purchase of warrants (in Shares)				1
Warrants exercise price				$ 11.5
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price				0.1		0.1
Redemption price per warrant				$ 10		$ 10
Notice period				30 days		30 days
Price per share				$ 18		$ 18
Exercise of warrant trading days				20 days		20 days
Trading days				30 days		30 days
Warrant holders price per share				$ 18		$ 18
Common Stock [Member] | Private Veea [Member]
Warrants [Line Items]
Warrants exercise price		$ 0.05
Common Stock [Member] | August 2025 Public Offering Warrants [Member]
Warrants [Line Items]
Warrants exercise price				$ 1.1				$ 1